Supplemental Oil and Gas Information - Estimates of Net Reserves (Parenthetical) (Detail) - MBoe	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reserve Quantities [Line Items]
Extensions, discoveries and additions		26,940	57,464	1,356
Purchase of minerals in place		30,916	3,398	2,298
Revision of previous estimates		(3,102)	(6,273)	4,936
Commodity Price Changes [Member]
Reserve Quantities [Line Items]
Revision of previous estimates		(711)
Performance Related [Member]
Reserve Quantities [Line Items]
Revision of previous estimates		(2,391)
Commodity Price Change [Member]
Reserve Quantities [Line Items]
Revision of previous estimates	(139)
RCT field in Louisiana [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and additions		4,131
Eagle Ford [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and additions	36,583	22,809
Revision of previous estimates	1,315
East Texas [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and additions				1,356
Predecessor
Reserve Quantities [Line Items]
Purchase of minerals in place		2,298
Revision of previous estimates			(7,450)	4,937
Predecessor | Commodity Price Changes [Member]
Reserve Quantities [Line Items]
Revision of previous estimates				517
Predecessor | Commodity Price Change [Member]
Reserve Quantities [Line Items]
Revision of previous estimates			(3,410)
Predecessor | Technical Changes [Member]
Reserve Quantities [Line Items]
Revision of previous estimates			(4,040)
Predecessor | Gas Processing [Member]
Reserve Quantities [Line Items]
Revision of previous estimates				3,043
Predecessor | Lease Operating Expense Reductions [Member]
Reserve Quantities [Line Items]
Revision of previous estimates				1,405
Predecessor | Changes in Ownership Interest [Member]
Reserve Quantities [Line Items]
Revision of previous estimates				(28)
Predecessor | RCT field in Louisiana [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and additions			20,881
Purchase of minerals in place		410
Predecessor | East Texas [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		1,888
Previous Owner
Reserve Quantities [Line Items]
Purchase of minerals in place	3,398
Burleson North Acquisition [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		30,916